SEGMENT REPORTING	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

21. SEGMENT REPORTING

The Company’s chief operating decision maker has been identified as the Chief Executive Officer (“CEO”) who reviews financial information of operating segments based on US GAAP amounts when making decisions about allocating resources and assessing performance of the Company.

The Company determined that it operated in one operating segment includes the manufacture, commercialization and distribution of a wide variety of battery cells and battery packs for use in a wide array of applications.

The Company primarily operates in the PRC and substantially all of the Company’s long-lived assets are located in the PRC.

	For the Six months ended June 30
	2025	2024
	(Unaudited)	(Unaudited)
Revenues	$214,039	$365,975
Less:
Cost of revenues (i)	485,697	2,024,154
Cost of revenue – idle capacity (ii)		12,248
Provision for credit losses	23,132	141,639
Reversal for obsolete inventory	(270,800)	(1,203,131)
Reversal for warranty liability	(153,845)	-
Staff cost	277,819	433,815
Lease expense	820,287	786,835
Depreciation and amortization expense	60,221	724,050
Professional fee	1,023,521	732,673
Relocation and demolition fees	3,000
Interest expense	203,628	155,821
Charges of legal compensation and contract default penalty expense	115,152
Other segment items*	281,704	343,254

Segment net loss	(2,655,477)	(3,785,383)

Consolidated net loss	$(2,655,477)	$(3,785,383)

Consolidated total assets	$27,187,528	$35,379,424

(i)	Cost of revenues excludes provision of obsolete inventory, staff cost, depreciation and amortization expense, and lease expense which are separately listed above.

(ii)	Cost of revenue – idle capacity excludes staff cost, depreciation and amortization expense, and lease expense which are separately listed above, which was calculated by the monthly actual expenses times (x) monthly capacity utilization ratio.

*	Other segment items include selling expenses, remaining general and administration expenses, and other income (expense).